Other non-current liabilities - Schedule of assumed contingent liabilities under various assumptions (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Estimated assumed contingent liabilities
1% lower discount rate	$ 2,541
1% higher discount rate	2,362
10% lower probability of success	2,156
10% higher probability of success	$ 2,712